Investments - Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	¥ 16,693,211
Due after one year through five years, amortized cost	3,312,191
Due after five years through ten years, amortized cost	2,271,914
Due after ten years, amortized cost	1,002,233
Total	23,279,549
Due in one year or less, amortized cost	279,982
Due after one year through five years, amortized cost	189,984
Due after five years through ten years, amortized cost	329,339
Due after ten years, amortized cost	1,250,802
Amortized cost, held-to-maturity securities	2,050,107	¥ 1,519,055
Due in one year or less, fair value	16,686,719
Due after one year through five years, fair value	3,310,463
Due after five years through ten years, fair value	2,240,655
Due after ten years, fair value	995,932
Total	23,233,769
Due in one year or less, fair value	280,980
Due after one year through five years, fair value	190,917
Due after five years through ten years, fair value	328,551
Due after ten years, fair value	1,114,660
Total	1,915,108
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	14,280,736
Due after one year through five years, amortized cost	783,953
Due after five years through ten years, amortized cost	1,317,250
Due after ten years, amortized cost	101,783
Total	16,483,722
Due in one year or less, amortized cost	279,982
Due after one year through five years, amortized cost	189,984
Due after five years through ten years, amortized cost	329,339
Due after ten years, amortized cost	0
Amortized cost, held-to-maturity securities	799,305
Due in one year or less, fair value	14,282,254
Due after one year through five years, fair value	782,278
Due after five years through ten years, fair value	1,290,250
Due after ten years, fair value	94,511
Total	16,449,293
Due in one year or less, fair value	280,980
Due after one year through five years, fair value	190,917
Due after five years through ten years, fair value	328,551
Due after ten years, fair value	0
Total	800,448
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	35,545
Due after one year through five years, amortized cost	275,695
Due after five years through ten years, amortized cost	241,350
Due after ten years, amortized cost	7,503
Total	560,093
Due in one year or less, fair value	35,551
Due after one year through five years, fair value	275,371
Due after five years through ten years, fair value	236,653
Due after ten years, fair value	7,088
Total	554,663
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	382,990
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	0
Total	382,990
Due in one year or less, fair value	375,701
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	0
Total	375,701
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	1,027,119
Due after one year through five years, amortized cost	279,985
Due after five years through ten years, amortized cost	1,186
Due after ten years, amortized cost	1,183
Total	1,309,473
Due in one year or less, fair value	1,026,121
Due after one year through five years, fair value	279,384
Due after five years through ten years, fair value	1,186
Due after ten years, fair value	1,182
Total	1,307,873
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	1,118
Due after ten years, amortized cost	531,246
Total	532,364
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	1,250,802
Amortized cost, held-to-maturity securities	1,250,802
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	1,113
Due after ten years, fair value	521,084
Total	522,197
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	1,114,660
Total	1,114,660
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	48,257
Total	48,257
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	47,462
Total	47,462
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	1,986
Due after one year through five years, amortized cost	538,136
Due after five years through ten years, amortized cost	315,886
Due after ten years, amortized cost	700
Total	856,708
Due in one year or less, fair value	1,989
Due after one year through five years, fair value	540,069
Due after five years through ten years, fair value	318,645
Due after ten years, fair value	711
Total	861,414
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	412,207
Due after one year through five years, amortized cost	1,155,415
Due after five years through ten years, amortized cost	240,446
Due after ten years, amortized cost	292,665
Total	2,100,733
Due in one year or less, fair value	412,157
Due after one year through five years, fair value	1,154,386
Due after five years through ten years, fair value	238,775
Due after ten years, fair value	303,901
Total	2,109,219
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	552,628
Due after one year through five years, amortized cost	279,007
Due after five years through ten years, amortized cost	154,678
Due after ten years, amortized cost	18,896
Total	1,005,209
Due in one year or less, fair value	552,946
Due after one year through five years, fair value	278,975
Due after five years through ten years, fair value	154,033
Due after ten years, fair value	19,993
Total	¥ 1,005,947